real estate joint ventures - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
real estate joint ventures
Other operating income	$ 10	$ 13	$ 27	$ 39
Interest expense	192	153	362	311
Net income	520	397	957	809
Comprehensive income	549	463	967	821
Real estate joint ventures
real estate joint ventures
Revenue from investment property		8		16
Depreciation and amortization		2		4
Interest expense		2		4
Net income		(3)	(1)	(2)
Comprehensive income		(3)	(1)	(2)
Capitalized financing costs	3	2	6	4
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0	$ 0	$ 0